Loss Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loss Per Share
34	LOSS PER SHARE
The basic loss per common share has been calculated by dividing the loss of the year attributable to the Corporate’s common shareholders by the weighted average of the number of common shares outstanding during that year. No diluted loss per common share has been calculated because there is no potential diluent common or investment shares (ie, financial instruments or agreements that entitle to obtain common or investment shares); therefore, it is the same as the loss per basic share. The basic loss per common share is as follows:

			2018	2019	2020
Loss attributable to owners of the Company during the year			(83,188)	(884,721)	(217,871)

Weighted average number of shares in issue at S/1.00 each, at December 31,			665,835,490	822,213,119	871,917,855

Basic loss per share (in S/)	(	*)	(0.125)	(1.076)	(0.250)

			2018	2019	2020
Loss from continuing operations attributable to owners of the Company during the year			(73,506)	(884,721)	(217,871)

Weighted average number of shares in issue at S/1.00 each, at December 31,			665,835,490	822,213,119	871,917,855

Basic loss per share (in S/)	(	*)	(0.110)	(1.076)	(0.250)

(*)	The Corporation does not have common shares with dilutive effects As of December 31, 2018, 2019 and 2020.